Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events	30. Subsequent Events Subsequent events were evaluated up to February 11, 2014, which is the issuance date of this Annual Report 2013. There are no subsequent events to report.